Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.35%
Aerospace & Defense–1.92%
Raytheon Technologies Corp.	180,415	$17,873,714
Agricultural & Farm Machinery–1.36%
Deere & Co.	30,462	12,655,743
Air Freight & Logistics–3.06%
United Parcel Service, Inc., Class B	132,857	28,492,512
Application Software–3.24%
Manhattan Associates, Inc.(b)	19,577	2,715,526
salesforce.com, inc.(b)	84,541	17,949,745
Workday, Inc., Class A(b)	39,460	9,449,091
		30,114,362
Automobile Manufacturers–1.94%
General Motors Co.(b)	215,373	9,420,415
Tesla, Inc.(b)	8,027	8,649,895
		18,070,310
Automotive Retail–1.66%
CarMax, Inc.(b)(c)	81,541	7,867,075
O’Reilly Automotive, Inc.(b)	11,008	7,540,040
		15,407,115
Biotechnology–0.88%
Seagen, Inc.(b)	56,609	8,154,526
Cable & Satellite–1.23%
Comcast Corp., Class A	244,445	11,444,915
Commodity Chemicals–0.72%
Valvoline, Inc.	210,891	6,655,720
Communications Equipment–1.05%
Motorola Solutions, Inc.	40,347	9,772,043
Construction Materials–1.23%
Vulcan Materials Co.	62,329	11,449,837
Consumer Finance–1.47%
American Express Co.	73,205	13,689,335
Data Processing & Outsourced Services–1.90%
Fiserv, Inc.(b)	120,398	12,208,357
PayPal Holdings, Inc.(b)	47,580	5,502,627
		17,710,984
Distillers & Vintners–0.58%
Constellation Brands, Inc., Class A	23,467	5,404,919
Diversified Banks–1.43%
JPMorgan Chase & Co.	97,814	13,334,004
Electric Utilities–1.81%
FirstEnergy Corp.	366,252	16,796,317
Electrical Components & Equipment–0.49%
Rockwell Automation, Inc.(c)	16,341	4,575,970
Shares		Value
Environmental & Facilities Services–0.65%
Waste Connections, Inc.	43,057	$6,015,063
Financial Exchanges & Data–1.59%
Intercontinental Exchange, Inc.	112,147	14,816,862
Food Distributors–0.91%
Sysco Corp.	103,532	8,453,388
General Merchandise Stores–1.18%
Target Corp.	51,527	10,935,060
Health Care Facilities–3.15%
HCA Healthcare, Inc.	89,819	22,510,438
Tenet Healthcare Corp.(b)	79,381	6,823,591
		29,334,029
Health Care Services–2.04%
CVS Health Corp.	187,875	19,014,829
Health Care Supplies–1.14%
Cooper Cos., Inc. (The)	25,382	10,599,269
Health Care Technology–0.31%
Doximity, Inc., Class A(b)	54,709	2,849,792
Home Improvement Retail–0.25%
Floor & Decor Holdings, Inc., Class A(b)	28,609	2,317,329
Homebuilding–0.71%
D.R. Horton, Inc.	88,213	6,572,751
Hotels, Resorts & Cruise Lines–1.26%
Airbnb, Inc., Class A(b)	68,297	11,730,693
Household Products–2.72%
Procter & Gamble Co. (The)	165,382	25,270,370
Industrial Machinery–1.39%
Otis Worldwide Corp.	167,971	12,925,368
Industrial REITs–2.77%
Prologis, Inc.	159,408	25,741,204
Integrated Oil & Gas–1.63%
Exxon Mobil Corp.	183,715	15,173,022
Integrated Telecommunication Services–1.52%
Verizon Communications, Inc.	277,134	14,117,206
Interactive Home Entertainment–0.20%
Zynga, Inc., Class A(b)	199,081	1,839,508
Interactive Media & Services–3.13%
Alphabet, Inc., Class A(b)	9,656	26,856,716
Snap, Inc., Class A(b)	63,561	2,287,560
		29,144,276
Internet & Direct Marketing Retail–5.58%
Amazon.com, Inc.(b)	15,915	51,882,104
IT Consulting & Other Services–1.60%
Accenture PLC, Class A	37,262	12,565,864

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
IT Consulting & Other Services–(continued)
Amdocs Ltd.	27,651	$2,273,189
		14,839,053
Life Sciences Tools & Services–0.86%
Avantor, Inc.(b)	235,768	7,973,674
Managed Health Care–2.62%
UnitedHealth Group, Inc.	47,817	24,385,236
Movies & Entertainment–1.26%
Netflix, Inc.(b)	25,061	9,387,600
Warner Music Group Corp., Class A	62,588	2,368,956
		11,756,556
Oil & Gas Equipment & Services–0.25%
NOV, Inc.	119,733	2,347,964
Oil & Gas Exploration & Production–0.68%
APA Corp.	152,514	6,303,404
Oil & Gas Storage & Transportation–1.12%
Cheniere Energy, Inc.	43,875	6,083,269
Magellan Midstream Partners L.P.	88,112	4,323,656
		10,406,925
Other Diversified Financial Services–1.74%
Equitable Holdings, Inc.	522,477	16,149,764
Packaged Foods & Meats–1.18%
Mondelez International, Inc., Class A	174,957	10,983,800
Personal Products–0.10%
Coty, Inc., Class A(b)	100,447	903,019
Pharmaceuticals–4.55%
AstraZeneca PLC, ADR (United Kingdom)	261,128	17,323,231
Bayer AG (Germany)	59,004	4,036,889
Eli Lilly and Co.	73,276	20,984,048
		42,344,168
Property & Casualty Insurance–1.44%
Allstate Corp. (The)	96,752	13,401,120
Railroads–1.13%
Union Pacific Corp.	38,583	10,541,261
Regional Banks–2.44%
First Citizens BancShares, Inc., Class A	14,288	9,510,093
Signature Bank	22,381	6,568,600
SVB Financial Group(b)	11,896	6,655,217
		22,733,910
Research & Consulting Services–0.44%
TransUnion	39,471	4,078,933
Shares		Value
Semiconductor Equipment–1.30%
Applied Materials, Inc.	91,408	$12,047,574
Semiconductors–3.75%
Advanced Micro Devices, Inc.(b)	103,820	11,351,679
QUALCOMM, Inc.	153,948	23,526,333
		34,878,012
Soft Drinks–0.68%
Coca-Cola Co. (The)	101,302	6,280,724
Systems Software–9.22%
Microsoft Corp.	201,840	62,229,291
ServiceNow, Inc.(b)	9,020	5,023,148
VMware, Inc., Class A	162,513	18,505,355
		85,757,794
Technology Hardware, Storage & Peripherals–4.38%
Apple, Inc.	232,986	40,681,685
Thrifts & Mortgage Finance–0.51%
Rocket Cos., Inc., Class A	424,117	4,716,181
Total Common Stocks & Other Equity Interests (Cost $652,610,515)		923,845,206
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	2,049,245	2,049,245
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	1,458,804	1,458,367
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	2,341,995	2,341,995
Total Money Market Funds (Cost $5,849,607)		5,849,607
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $658,460,122)		929,694,813
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.94%
Invesco Private Government Fund, 0.31%(d)(e)(f)	2,381,685	2,381,685
Invesco Private Prime Fund, 0.34%(d)(e)(f)	6,360,102	6,359,466
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,740,554)		8,741,151
TOTAL INVESTMENTS IN SECURITIES–100.92% (Cost $667,200,676)		938,435,964
OTHER ASSETS LESS LIABILITIES—(0.92)%		(8,597,278)
NET ASSETS–100.00%		$929,838,686
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2	$9,143,220	$(7,093,977)	$-	$-	$2,049,245	$26
Invesco Liquid Assets Portfolio, Institutional Class	-	6,530,871	(5,072,278)	-	(226)	1,458,367	51
Invesco Treasury Portfolio, Institutional Class	2	10,449,394	(8,107,401)	-	-	2,341,995	57
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	931,933	42,532,505	(41,082,753)	-	-	2,381,685	901*
Invesco Private Prime Fund	2,174,510	96,024,741	(91,837,572)	597	(2,810)	6,359,466	2,885*
Total	$3,106,447	$164,680,731	$(153,193,981)	$597	$(3,036)	$14,590,758	$3,920

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$919,808,317	$4,036,889	$—	$923,845,206
Money Market Funds	5,849,607	8,741,151	—	14,590,758
Total Investments	$925,657,924	$12,778,040	$—	$938,435,964
Invesco V.I. Main Street Fund®